Guinness Atkinson Asset Management, Inc.
21550 Oxnard Street, Suite 750
Woodland Hills, CA 91367

May 1, 2009

VIA EDGAR TRANSMISSION

Mr. Chad Eskildsen
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Guinness Atkinson Funds (“the Company”)
File Nos. 33-75340 and 811-08360

Dear Mr. Eskildsen:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to the comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, by you and John Ganley on April 13, 2009 and April 17, 2009, respectively regarding the Company’s Post-Effective Amendment (“PEA”) No. 44 to its registration statement.  PEA No. 44 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on February 27, 2009, and will become effective 60 days after filing on April 28, 2009.  PEA No. 44 was filed for the purpose of conforming the Company’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  Registrant is filing this PEA No. 45 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Company’s responses, your comments and suggestions are included in bold typeface immediately followed by the Company’s responses.

In addition, in connection with this filing, the Company hereby states the following:

1.
The Company acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Company and its management are solely responsible for the content of such disclosure;

2.
The Company acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Company represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

*     *     *     *     *     *

The Company’s responses to your comments are as follows:

PROSPECTUS COMMENTS

Cover Page
1.	Please consider removing the paragraph stating that “This prospectus covers the six Funds…” as it is not required by the Form N-1A.

The Company responds by removing the referenced paragraph as suggested.

2.	Please consider rephrasing the SEC-required legend to align with one of the formats suggested by Rule 481.

The Company responds by rephrasing the SEC legend as suggested.

Table of Contents
3.
Please consider removing the annotation to the Table of Contents.  Per Form N-1A General Instruction C.3.(a), nothing should precede Items 2 through 8 except for the Cover Page (Item 1) or a table of contents meeting the requirements of Rule 481(c) under the 1933 Act.

The Company responds by asserting that it believes the Table of Contents, with the annotation, meets the requirements of requirements of Rule 481(c).  Furthermore, the Company believes the additional information is helpful to shareholders and not in conflict with the General Instructions to Form N-1A.

4.
Please remove the sentence immediately following the Table of Contents.  Per Form N-1A General Instruction C.3.(a), nothing should precede Items 2 through 8 except for the Cover Page (Item 1) or a table of contents meeting the requirements of Rule 481(c) under the 1933 Act.

The Company responds by removing the sentence as requested.

Summary Sections – All Funds
5.
Please remove (a) the ticker symbol at the beginning of each Summary Section after the Fund’s name, and (b) the paragraph stating “Before you invest…” at the top of each Summary Section as it is not required by the Form N-1A.

The Company responds by removing the date, the referenced paragraph and the ticker symbol from each Fund’s Summary Section as requested.

6.	Please revise the “Fees and Expenses” sub-heading for each Fund’s Summary Section to conform to the exact wording in Form N-1A (i.e., it should read “Fees and expenses of the Fund”).

The Company responds by revising the referenced sub-heading as requested.

7.	In the “Shareholder Fees” portion of the table, after “Redemption/Exchange Fee,” please include the phrase “as a percentage of amount redeemed” to conform to the exact wording in Form N-1A.

The Company responds by revising the line item as requested.

8.	In the “Annual Fund Operating Expenses” portion of the table, please correct the parenthetical phrase following the sub-heading to conform to the exact wording in Form N-1A.

The Company responds by revising phrase to read “(expenses that you pay each year as a percentage of the value of your investment).”

9.
In the “Annual Fund Operating Expenses” portion of the table, for the line item “Other Expenses”, please consider moving reference to the Shareholder Servicing Fee to a separate indented line or retain the reference in its current location, remove reference to the fee amount, and add additional types of other expenses to the parenthetical.

The Company responds by removing reference to Shareholder Servicing Fees in its entirety.  Instruction 3(c)(iii) under Item 3 of Form N-1A seems to suggest that such additional disclosure regarding “Other Expenses” is optional (i.e., the instruction states “The Fund may include the components of “Other Expenses” in a parenthetical to the caption).  Rather, the Company has chosen to include enhanced discussion regarding the Funds’ expenses under its Item 10 (Management, Organization, and Capital Structure) disclosure as follows:

Fund Expenses
In addition to the advisory fees discussed above, the Funds incur other expenses such as shareholder servicing, custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Funds to the amounts (“Expense Caps”) shown below of the respective Fund’s average net assets:

Expense Cap through June 30, 2010
Alternative Energy Fund	1.98%
Asia Focus Fund	1.98%
Asia Pacific Dividend Fund	1.98%
China & Hong Kong Fund	1.98%
Global Energy Fund	1.45%
Global Innovators Fund	1.55%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Caps are in place through June 30, 2010 and may be renewed annually by the Board.

10.
In the “Annual Fund Operating Expenses” portion of the table, regarding the line item after “Total Annual Fund Operating Expenses,” please only reference “Fee Waivers or Expense Reimbursements” in that line; “Recoupments” should never appear as a separate line item, but rather should be included in “Other Expenses.”

The Company responds by making the revisions as suggested.

11.	The Staff requested that the Company submit all completed Fees and Expenses tables to the staff prior to effectiveness.

As requested, the Company submitted all completed Fees and Expenses tables prior to the effectiveness of the Prospectus.

12.	Upon further review of the completed Fees and Expenses tables, please consider removing separate line item for “Interest Expense” if the percentage shown is not material.

The Company responds by removing the line item as suggested.

13.
Upon further review of the completed Fees and Expenses tables, please consider removing the footnote to “Total Annual Fund Operating  Expenses” discussing the Fund’s waiver and expense cap if the Fund is not showing a waiver and is below the expense cap.  Alternatively, if the Company expects the Adviser to waive fees this year or reimburse the Fund for expenses, please consider restating the Fees and Expenses tables to reflect such anticipated waivers and/or reimbursements and re-filing the Funds’ entire Prospectus pursuant to Rule 485(a) under the 1933 Act prior to effectiveness.  NOTE:  If not restating the Fees and Expenses table, please represent that the Company does not expect fees and expenses to be materially different this year compared to last year.

The Company responds by removing the referenced footnote as suggested.  The Company does not believe that restating the Funds’ Fees and Expenses tables is warranted or required.  Instruction 3(d)(ii) to Item 3 of Form N-1A, only requires restatement of expense information “if there have been any changes in “Annual Fund Operating Expenses” that would materially affect the information disclosed in the table.”  The Company represents that there have been no changes in any of the Funds’ “Annual Fund Operating Expenses” that would materially affect the information disclosed in the table.

14.	Please revise the paragraph entitled “Portfolio Turnover” so that it is worded exactly as provided in Form N-1A.

The Company responds by revising the paragraph as requested.

15.	Under the “Principal Investment Strategies” section, please rephrase the first sentence so that it reads “The [______] Fund will invest at least 80%...” or something similar.

The Company responds by revising the referenced sentence in each Fund’s Summary Section and the corresponding sentence repeated in each Fund’s expanded discussion under Item 9 to read “The [______] Fund invests at least 80%...”

16.	In the “Principal Risks” section, please remove the phrase “during a down market” to generalize the concept that the Fund could have difficulty selling stocks any time.

The Company responds by making the revision as suggested.

17.	Under “Principal Risks” of each Fund’s Summary Section, please add a “Non-Diversification Risk” description where applicable.

The Company responds by adding the following non-diversification risk description for all six Funds:

You may lose money by investing in this Fund if any of the following occur:
…

•  The Fund declines in value due to its non-diversification status which exposes it to greater loss because, under the Investment Company Act of 1940, there is no restriction on how much the Fund may invest in the securities of a single issuer.

18.
Under “Principal Risks” of each Fund’s Summary Section, the last bullet point risk indicates that the Advisor’s investment strategy may not achieve the Fund’s objective; however that risk is not further explained under Item 9.  Please consider removing that risk if it is not considered a Principal Risk or restate it under Item 9 and expand the disclosure as appropriate.

The Company responds by restating and expanding the referenced risk disclosure under Item 9 of the Prospectus.

19.	In the “Principal Risks” section, please expand the disclosure regarding foreign risk.

The Company responds by expanding the referenced sentence as follows:

Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline; or

20.
Under “Annual Total Returns,” please consider stating how any “additional” index (i.e., an index other than the required broad-based index) shown in the Average Annual Returns table is relevant to the Fund.  Additionally, please remove the last sentence of each index description which states that “You cannot invest directly in an index.”

The Company responds by providing an explanation regarding how an additional index is relevant to the Fund in the lead in paragraph.  Additionally, the Company has moved all of its index descriptions to the back of the Prospectus.

21.	Please add a statement to each “Performance” section indicating whether updated performance information is available on the Fund’s website.

The Company responds by adding the following statement to the “Performance” section:

Updated performance information is available on the Fund’s website www.gafunds.com.

22.
Under the “Purchase and Sale of Fund Shares” section, please provide clarification as deemed appropriate to distinguish between the minimum initial investment amounts for “Regular (new investors)” and “Regular (current Fund shareholders)”.  Additionally, please clarify what is meant by “Gift” types of accounts.  Finally, please reduce the size of the paragraph disclosure before the table to make it more concise.

The Company responds by revising the paragraph and the Minimum Initial Investments table as follows (emphasis added):

Purchase and Sale of Fund Shares
Investors may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone.  You may conduct transactions by mail (Guinness Atkinson Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-915-6566.  (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.)  Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular (new shareholder to the Guinness Atkinson Fund family)	$5,000	$250
Regular (current shareholder of another Guinness Atkinson Fund)	$2,500	$250
Retirement	$1,000	$250
Gift (UGMA/UTMA)	$250	$250
Automatic investment plan (initial and installment payments)	$100	$100

23.
Under “Dividends, Capital Gains, and Taxes,” please consider changing the heading to “Tax Information” to correspond to Form N-1A.  Also, please consider adding additional clarification that investing through a tax-deferred arrangement does not necessarily mean a shareholder will not be taxed.

The Company responds by changing the sub-heading as requested and the Company has added a sentence to the paragraph as shown below:

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

24.	Under “Payments to Broker-Dealers and Other Financial Intermediaries,” please revise the paragraph so that it conforms to the exact wording provided in Form N-1A.

The Company responds by revising the paragraph as requested.

25.
Items 2-8 of Form N-1A should not contain any additional information than what is required in the Form.  Please confirm that the hyperlinks the Company added to its Summary Sections are to maintain consistency between the Company’s electronic (i.e., website) document and printed version of its Summary Prospectus.

The Company confirms that the additional sentences in the Summary Sections are provided as cross-references in the form of hyperlinks to corresponding sections of the Funds’ Prospectus and Statement of Additional Information as required by new Rule 498(e)(2)(ii).  Such sentences maintain consistency between the Company’s electronic and printed versions of its Summary Prospectuses.

Summary Section – Alternative Energy Fund
26.	In the “Principal Investment Strategies” section, please consider removing reference to energy technology sectors as such sectors do not appear to be reflected by the Fund’s name.

The Company responds by clarifying the scope of the Fund’s investment strategy including references to energy technology.  The Company maintains that companies that produce and provide alternative energy also require specific technology to generate the alternative energy.  The Company believes the revised disclosure clarifies that the Fund invests in the alternative energy sector, including sub-sectors that produce energy technologies specific to the individual alternative energy resources.  The section is revised as follows:

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of (both U.S. and non-U.S.) companies involved in producing or providing alternative energy or technologies used by alternative energy companies.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  Alternative energy companies includes, but is not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the technologies that enable these sources to be tapped and also various manners of storage and transportation of energy, including hydrogen and other types of fuel cells, batteries and flywheels, as well as technologies that conserve or enable more efficient use of energy.  The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.

27.
In the “Principal Investment Strategies” section, please identify the types of securities in which the Fund may invest similar to the list provided in the first paragraph under the Item 9 expanded discussion.

The Company responds by noting that such a list already exists in the Summary Section.  See the text above in response to Comment 26.

28.	In the “Principal Risks” section, please indicate that the first bullet point risk refers to the “alternative” energy sector.

The Company responds by making the revision as suggested and by combining the first two bullet point risks into one that discusses the effects of the alternative energy sector declining in value.

29.	In the “Principal Risks” section, please expand the discussion risk described in the second bullet point.

The Company responds by expanding the referenced sentence as follows:

Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries

30.	Under the “Principal Risks” section, please add a “Sector Focus Risk” description.

The Company responds by adding the following risk disclosure to the Principal Risk sections and a corollary disclosure to the Item 9 portion of the Prospectus for the Alternative Energy Fund and the Global Energy Fund.

The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors.

31.
Under “Performance,” please add a broad-based index to the top of the list in the Average Annual Total Returns table for the Alternative Energy Fund.  None of the three indices currently shown as benchmarks for the Fund can be considered broad-based.

The Company responds by adding the MSCI World Index as a broad-based benchmark to the Fund’s Average Annual Total Returns table.

More About the Funds’ Investment Strategies – Asia Focus Fund
32.
Under the “Principal Investment Strategies” section in the expanded Item 9 discussion, please consider limiting the Fund’s definition of what comprises an “Asian” company to one that “derives a significant portion of its revenues or profits from goods produced or sold, investment made, or services performed, or maintain a significant portion of its assets in the Asian region.”  Such a limited definition appears to align more closely with the Rule 35d-1, which states that the investments should be “tied economically to the particular country or geographic region suggested by its name.”

The Company responds by maintaining the three tests intact.  The Company has reviewed Rule 35d-1 (the Names Rule) under the 1940 Act and has also reviewed the rule’s adopting release issued in January 2001, as well as SEC guidance on the Names Rule.  The Company believes that the three separate tests were specifically retained by the SEC to permit companies to have flexibility in determining whether a portfolio company fell within a particular region.

The Company believes that with respect to certain securities, companies may be determined to be within a region based on one or two of the tests, but not on the third test (the revenues/asset test). In other cases, the particular investment available to the Fund may be domiciled in a different jurisdiction than available to other classes of investors in the portfolio company (for example, certain Chinese companies have issued a class of shares that trades on the Hong Kong exchange for foreign investors, while the bulk of the equity representing the company trades on a Chinese exchange and is not available for foreign investors).

In other cases, a company may be managed in its country of domicile or principal trading, but might have the significant portion of its assets located in and derive revenues from another country. One such company is Ausgroup, Ltd., which is domiciled and incorporated in Singapore and trades principally on the Singapore exchange, but in recent years has assets and revenues primarily connected to Australia.  Ausgroup would nevertheless be appropriate for an Asia region fund that includes either Australia or Singapore in the scope of its regional exposure.  Other companies that are incorporated or primarily trade in one Asian jurisdiction but have the less than 50% of revenue, profits or assets in the region would include Hutchison Whampoa, Esprit Holdings and HSBC Holdings.  Each of these is included in the major benchmark indices (HSCI, MSCI) and remain tied to the region but would not meet the 50% test.

A similar result can occur with companies that are incorporated in or primarily trade on U.S. exchanges, but derive the bulk of their revenues from, or have the bulk of their assets in, non-U.S. countries.  Major U.S. domiciled oil companies, which have substantial assets outside the United States and derive substantial revenues outside the U.S., could fall into this situation (Exxon is an example of one such company).  Finally, the Company notes that since the onset of the ongoing economic crisis, many Asian countries that rely primarily on exporting goods or services (produced domestically in those countries or produced in foreign locations and exported to foreign markets) have suffered substantial “corrections.”  The Company believes that it would be imprudent at this time to restrict the categorization of these companies as suggested, because the results for 2008 may be anomalistic in the historical contexts of such enterprises.

The Company believes that it is appropriate and not misleading to consider all three factors when determining whether a company can be considered a company within the regions denoted by a Fund’s name.

33.	In the “Principal Risks” section, where applicable, please make the risks specific to investing in the Asian region.

The Company responds by making the revisions as suggested.

More About the Funds’ Investment Strategies – Asia Pacific Dividend Fund
34.
Under the “Principal Investment Strategies” section in the expanded Item 9 discussion, please consider limiting the Fund’s definition of what comprises an “Asia Pacific” company to one that “derives a significant portion of its revenues or profits from goods produced or sold, investment made, or services performed, or maintain a significant portion of its assets in the Asian Pacific region.”  Such a limited definition appears to align more closely with the Rule 35d-1, which states that the investments should be “tied economically to the particular country or geographic region suggested by its name.”

The Company responds by maintaining the three tests intact.  Please see response to Comment 32.

35.	In the “Principal Risks” section, where applicable, please make the risks specific to investing in the Asian region.

The Company responds by making the revisions as suggested.

Summary Section – China & Hong Kong Fund
36.
The staff notes that the Fund’s investment objective, reads as follows “The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.”  Please consider ending the sentence after the word “appreciation” rather then having the sentence continue on to describe the Fund’s strategy.

The Company agrees that as written, the Fund’s investment objective reflects part of the Fund’s strategy, however, as the Fund’s investment objective is fundamental, the Company is unable to change the objective without shareholder approval.

More About the Funds’ Investment Strategies – China & Hong Kong Fund
37.
Under the “Principal Investment Strategies” section in the expanded Item 9 discussion, please consider limiting the Fund’s definition of what comprises a “China and/or Hong Kong” company to one that “derives a significant portion of its revenues or profits from goods produced or sold, investment made, or services performed, or maintain a significant portion of its assets in the China and/or Hong Kong.”  Such a limited definition appears to align more closely with the Rule 35d-1, which states that the investments should be “tied economically to the particular country or geographic region suggested by its name.”

The Company responds by maintaining the three tests intact.  Please see response to Comment 32.  The Company notes that most China-focused funds use the three tests and several have added a fourth test, which is whether the company is a governmental entity or an agency, instrumentality or political subdivision of that country.

38.	In the “Principal Risks” section, where applicable, please make the risks specific to investing in the China & Hong Kong region.

The Company responds by making the revisions as suggested.

Summary Section – Global Energy Fund
39.
In the “Principal Investment Strategies” section, it states the Fund intends to invest in companies that are “principally engaged” in the production of exploration, exploration or discovery, or distribution of energy…  Please define what is meant by “principally engaged”.

The Company responds by noting the definition of “principally engaged” is contained in the Fund’s expanded Item 9 section of the prospectus and states:

For purposes of this policy, the term “principally engaged” means that the company normally derives at least 50% of its annual gross revenues or profits from the activities listed above.

40.
As a “Global” Fund, please indicate the minimum amount of Fund assets the Fund intends to invest in non-U.S. companies in the “Principal Investment Strategies” section and indicate the minimum number of countries in which the Fund will invest.

The Company notes that the Names Rule does not mandate disclosure requiring that “global” funds indicate a particular minimum percentage of investments in non-U.S. issuers.  Historically, the Company has invested at least 30% of its assets in securities of non-U.S. issuers.  The Company believes that its focus has been and is clearly presented and that investors are not confused as to the Fund’s percentage investments in non-U.S. companies, which are presented in the annual report.

The Company responds by adding the following sentence to the “Principal Investment Strategies” section:

The Fund expects that normally, at least 10% of the Fund’s assets will be invested in non-U.S. securities.

Additionally, the Company notes that in the “Principal Investment Strategies” section, it states the following which indicates the Fund will invest in several countries:

The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.

Summary Section – Global Innovators Fund
41.
As a “Global” Fund, please indicate the minimum amount of Fund assets the Fund intends to invest in non-U.S. companies in the “Principal Investment Strategies” section and indicate the minimum number of countries in which the Fund will invest.

The Company notes that the Names Rule does not mandate disclosure requiring that “global” funds indicate a particular minimum percentage of investments in non-U.S. issuers  Historically, the Company has invested its assets in non-U.S. issuers in varying percentages.  The Company believes that its focus has been and is clearly presented and that investors are not confused as to the Fund’s percentage investments in non-U.S. companies, which are presented in the annual report.

The Company responds by adding the following sentence to the “Principal Investment Strategies” section:

The Fund expects that normally, at least 10% of the Fund’s assets will be invested in non-U.S. securities.

Additionally, the Company notes that in the “Principal Investment Strategies” section, it states the following which indicates the Fund will invest in several countries:

The Fund will consider all companies in the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union.  The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand.  Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

Additionally, the Company notes that it does not represent itself as a generic multi-cap equity fund, or an international equity fund, but is designed for investors who wish to obtain exposure to innovative companies, including companies which are “global” in nature.  As the SEC’s Director of the Office of International Affairs recently recognized, being global in nature is one of the four cornerstones of modern markets; this Fund is designed to invest in companies that are engaged in globalizing their businesses, through technology or other products.

Management of the Funds – Portfolio Management
42.
Please provide the years of Edward Guinness’ employment at Tiedemann Investment Group.  Per Form N-1A Item 10, the prospectus must disclose a portfolio manager’s business experience during the past 5 years.

The Company responds by disclosing Mr. Guinness’ years of employment at each employer to reflect at least a full 5 years of his most recent business experience.

SAI COMMENTS

Investment Restrictions

43.	Please disclose the industry-related concentration policy for the Alternative Energy Fund and the Global Energy Fund.

The Company responds by adding a non fundamental policy as follows:

The Alternative Energy Fund may not:

1.
Invest 25% or more of the total value of its assets in a particular industry; however, the Alternative Energy Fund may invest more than 25% in U.S. government securities and securities in the alternative energy sectors.

The Global Energy Fund may not:

1.
Invest 25% or more of the total value of its assets in a particular industry; however, the Global Energy Fund may invest more than 25% in except that U.S. government securities and securities in the energy sectors.

Portfolio Holdings Information
44.
Please enhance disclosure regarding the Trust’s portfolio holdings policy regarding any ongoing arrangements to provide the Funds’ portfolio holdings to third-parties prior to becoming publicly available.  Indicate how frequently such holdings are disclosed and with what lag time if any.

The Company responds by updating the disclosure in the referenced section of the SAI to reflect the Trust’s current policy.  Currently, the Trust only makes available its top 10 holdings on its website with an approximate 10-day lag period.  Except for service providers such as the Funds’ administrator, fund accountant, custodian, etc., no other entity receives the portfolio holdings in advance of them becoming publicly available quarterly on the SEC website with a 60-day lag period.

*     *     *     *     *     *

The Company thanks the Staff for the comments to the Company’s first filing under the new Summary Prospectus rule.  In responding to these comments, the Company has considered the applicable sections of the 1940 Act, including rules and regulations thereunder, as well as SEC releases and no-action letters.  The Company has also reviewed and considered current, recent filings by other investment companies using the same or similar strategies as used by the Funds.  With respect to the Staff’s comments 26, 32, 34, 36, 37, 40, and 41, the Company will discuss the Staff’s views on the Funds’ disclosure and prospectuses with its Board of Trustees at its upcoming meeting.

*     *     *     *     *     *

I trust that the above response and revision adequately addresses your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ James Atkinson

James Atkinson
President
Guinness Atkinson Funds

cc:           Alexandra Alberstadt, Esq., Kramer Levin Naftalis & Frankel LLP